Cover	Jun. 26, 2025
Cover [Abstract]
Entity Registrant Name	VISIUM TECHNOLOGIES, INC.
Entity Central Index Key	0001082733
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jun. 26, 2025
Entity File Number	000-25753
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	87-0449667
Entity Address Address Line 1	4094 Majestic Lane
Entity Address Address Line 2	Suite 360
Entity Address City Or Town	Fairfax
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22033
City Area Code	703
Local Phone Number	273-0383
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Visium Technologies, Inc. on June 26, 2025 (the “Original Report”), solely to correct a typographical error in the third paragraph of Item 4.01, where the fiscal year end was incorrectly stated as June 30, 2026, instead of June 30, 2025. No other modifications have been made to the Original Report, and this Form 8-K/A does not reflect events occurring after the filing of the Original Report.